Net exchange-rate differences - Summary of Net exchange-rate differences (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Exchange Rate Differences [Abstract]
Other operating income and (expenses), net (Note 9)	$ (206)	$ (2,061)	$ (2,991)
Finance income and expenses (Note 10)	(3,278)	14,306	7,825
Exchange-rate differences—net	$ (3,484)	$ 12,245	$ 4,834